Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Accounting standards issued but not yet effective
IFRS 9 – “Financial Instruments”
IFRS 9 Financial Instruments replaces the corresponding requirements of IAS 39 Financial Instruments: Recognition and Measurement. It includes requirements on the classification of financial assets and financial liabilities; impairment and the effective interest method; and hedge accounting.  The Group’s adoption of the standard using the simplified approach on 1 July 2018 did not have a material impact on the measurement, presentation or disclosure of financial assets and financial liabilities in the consolidated financial statements.
In addition, IFRS 9 introduces an ‘expected loss’ model for the assessment of impairment of financial assets. The ‘incurred loss’ model under IAS 39 required the Group to recognise impairment losses when there was objective evidence that an asset was impaired. Under the expected loss model, impairment losses are recorded if there is an expectation of credit losses, even in the absence of a default event. However, as permitted by IFRS 9, the Group applies the ‘simplified approach’ to trade receivable balances. Due to general quality and short-term nature of the trade receivables, there is no significant impact on introduction of ‘simplified approach’.
i. Classification and measurement of financial assets and financial liabilities
The classification of financial assets under IFRS 9 is different from IAS 39. IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.
The table below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as at 1 July 2018.

	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39 £’000	New carrying amount under IFRS 9 £’000
Financial assets
Trade and other receivables	Loans and receivables	Amortised cost	£65,917	£65,917
Cash and cash equivalents	Loans and receivables	Amortised cost	70,172	70,172
Total financial assets			£136,089	£136,089
Financial liabilities
Current borrowings	Other financial liabilities	Other financial liabilities	£21	£21
Trade and other payables	Other financial liabilities	Other financial liabilities	48,502	48,502
Contingent consideration	Other financial liabilities	Other financial liabilities	1,244	1,244
Deferred consideration	Other financial liabilities	Other financial liabilities	1,516	1,516
Other liabilities	Other financial liabilities	Other financial liabilities	113	113
Total financial liabilities			£51,396	£51,396

ii. Impairment of financial assets
The effect of adopting IFRS 9 on the carrying amount of financial assets at 1 July 2018 relates solely to the new impairment requirements. The first time adoption of IFRS 9 did not result in any adjustment to opening retained earnings as the lifetime expected credit loss was close to 0 per cent taking into consideration the client default rates, historical bad debt allowance and no external factors that will lead us to believe that the outstanding balances with existing clients will not be collected as they fall due. Therefore, the loss allowance at 30 June 2018 under IAS 39 is the same at 1 July 2018 under IFRS 9.
iii. Hedge accounting
The Group did not apply hedge accounting under IAS 39 which is the same approach taken when IFRS 9 was implemented.
IFRS 15 – “Revenue from Contracts with Customers”
IFRS 15 Revenue from Contracts with Customers provides new guidance for recognising revenue from all contracts with customers, except for contracts within the scope of the IFRS standards on leases, insurance and financial instruments. IFRS 15 requires an entity to recognise revenue in an amount that reflects the consideration to which the entity expects to be entitled in exchange for goods or services, when control of those goods or services transfers to the customer. IFRS 15 also requires expanded qualitative and quantitative disclosures regarding the nature, timing and uncertainty of revenue and cash flows arising from contracts with customers. Furthermore, IFRS 15 requires an entity to recognise (1) certain incremental costs to obtain a contract and (2) certain costs to fulfill a contract as an asset, which the entity must subsequently (a) amortise on a systematic basis that is consistent with the transfer of the goods or services to which the asset relates and (b) evaluate for impairment, if one or more factors or circumstances indicates that the carrying value of the asset may not be recoverable.
The Group has adopted IFRS 15 effective 1 July 2018 on a modified retrospective basis. Under this transition method, the Group applied the new standard to contracts that are not substantially completed as of 1 July 2018. Management have performed a full assessment of the impact of IFRS 15. The full assessment involved the evaluation of significant, representative contracts entered into with customers under the five-step model prescribed by IFRS 15. This included a review of the contract acquisition costs, including the Group’s sales commission schemes, to determine whether the Group incurs incremental costs to obtain contracts that must be recognised as an asset and subsequently amortised pursuant to IFRS 15.
The Group had identified contract types, performance obligations and specific contract terms that have been separately evaluated for purposes of revenue recognition under IFRS 15. Since the majority of the Group’s services are charged to clients on a time and materials basis where the revenue generated is both variable and contingent based upon the hours worked by the Group’s employees, the Group recognises revenue as the contract progresses. For fixed price contracts, the specific terms and conditions of a contract were reviewed and determined whether the revenue attributable to the contract will be recognised over time or at a point in time.
The Group also utilised all relevant practical expedients available under IFRS 15 for purposes of revenue recognition, including the practical expedient that permits an entity to expense contract acquisition costs as incurred, when the amortisation period for these costs is otherwise expected to be one year or less. The adoption of IFRS 15 involved additional disclosures but did not result in a material change to the 1 July 2018 opening balance sheet. There was also no material impact on the Consolidated Income Statement for the financial year.
The following standards, interpretations and amendments to existing standards are not yet effective and have not been adopted early by the Group.
IFRS 16 – “Leases”
IFRS 16 Leases is effective for annual periods beginning on or after 1 January 2019. IFRS 16 requires lessees to recognise all leases with a lease term of greater than 12 months in the balance sheet by recognising a right of use asset and a corresponding financial liability to the lessor based on the present value of future lease payments. The new standard also eliminates the distinction between operating and finance leases. The majority of the Group lease portfolio relates to property leases of offices and delivery centres.
The Group have performed an assessment of the impact of IFRS 16 on its consolidated financial statements and related disclosures using the modified retrospective approach. Based on preliminary assessments, management expects to recognise a right-of-use asset and the corresponding financial liability to be in the range of £34 million to £42 million.
The Group does not anticipate that adoption of the following IFRSs will have a significant effect on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2019:

•	IFRIC 22 - Foreign Currency Transactions and Advance Consideration

•	IFRIC 23 - Uncertainty over Income Tax Treatments

•	Amendments to IFRS 9 - Financial Instruments - Prepayment Features with Negative Compensation

•	Amendments to IAS 28 - Investments in Associates and Joint Ventures - Long-term Interests in Associates and Joint Ventures

•	Amendments to IAS 19 - Employee Benefits - Plan Amendment, Curtailment or Settlement

•	Annual Improvements to IFRS 2015 - 2017 Cycle

Effective for annual periods beginning on or after January 2020:

•	Amendments to References to the Conceptual Framework in IFRS Standards

•	Amendment to IFRS 3 Business Combinations

•	Amendments to IAS 1 and IAS 8: Definition of Material

Effective for annual periods beginning on or after January 2021:

•	IFRS 17 - Insurance Contracts

Statement of Compliance
Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”) and which were in effect at 30 June 2019.
The consolidated financial statements were authorised for issue by the Board on 25 September 2019.

Basis of Preparation
Basis of Preparation
The consolidated financial statements have been prepared on a historical cost convention, except where IFRS requires or permits fair value measurement.
The principal accounting policies adopted by the Group in the preparation of the consolidated financial statements are set out below.

Functional and Presentation Currency
Functional and Presentation Currency
The consolidated financial statements are presented in British Pound Sterling (“Sterling”), which is the Company’s functional currency. All financial information presented in Sterling has been rounded to the nearest thousand, except when otherwise indicated.

Cost of Sales
Cost of Sales
The Group divides cost of sales into two categories: direct cost of sales and allocated cost of sales. Direct cost of sales consists primarily of personnel costs, including salary, bonuses, share-based compensation, benefits and travel expenses for the Group’s employees directly involved in delivery of the Group’s services, as well as software licenses and other costs that relate directly to the delivery of services. Allocated cost of sales consists of the portion of depreciation and amortisation expense and property costs, including operating lease expense, related to delivery of the Group’s services.

Use of Estimates and Judgements
Use of Estimates and Judgments
The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts for assets, liabilities, income and expenses. Actual result may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.
The key areas involving estimates and judgments that have the most significant effect on the amounts recognised in the Consolidated Financial Statements, are as follows:

Business Combinations
Business Combinations
Business acquisitions are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in our consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognised as goodwill.
We perform valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocate the purchase price to the tangible and intangible assets acquired and liabilities assumed based on our best estimate of fair value. We determine the appropriate useful life of intangible assets by performing an analysis of cash flows based on historical experience of the acquired businesses. Intangible assets are amortised over their estimated useful lives based on the pattern in which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortisation.
Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of contingent consideration are recognised in profit and loss. At 30 June 2018, the Group held a financial liability measured at fair value of £11.3 million which was considered a major source of estimation uncertainty. During the year, the liability was settled through issuance of new shares, resulting in a fair value adjustment of £5.8 million. The valuation methodology, key assumptions and narrative sensitivity are disclosed in notes 15 and 21.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses.
Other than contingent consideration, there are no assumptions made about the future and other sources of estimation uncertainty at the balance sheet date that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities acquired within the next financial year.

Share-Based Compensation
Share-Based Compensation
We grant discretionary share incentive awards to certain of our employees and directors, as described in note 27, and all employees are eligible to participate annually in our Sharesave plan. These compensation arrangements are settled in equity, or in certain cases at our discretion, in cash, at a predetermined price and generally vest over a period of three to five years, subject to the terms of each plan.   In certain cases, vesting in full occurs on a liquidity event involving our company. We measure share-based awards at the grant date based on the fair value of the award and we recognize it as a compensation expense over the vesting period. We determine the fair value of our share options using the Black-Scholes option-pricing model.
The Black-Scholes option pricing model requires the input of subjective assumptions, including assumptions about the expected life of share-based awards, share price volatility, risk-free interest rate, expected dividend yield and the fair value of our ordinary shares. Prior to the completion of our initial public offering, we relied, in part, on valuation reports prepared by unrelated third-party valuation firms to assist us in valuing our share-based awards.
In conducting these valuations, the third-party firm considered objective and subjective factors that it believed to be relevant for each valuation conducted, including its best estimate of our business condition, prospects, and operating performance at each valuation date. Within the valuations performed, a range of factors, assumptions, and methodologies were used. The significant factors considered included:
• the prices at which our ordinary shares were transferred in contemporaneous arm’s length transactions;
• the lack of an active public market for our ordinary shares;
• the material risks related to our business and industry;
• our business strategy;
• the market performance of publicly traded companies in the technology services sectors; and
• the likelihood of achieving a liquidity event for the holders of our ordinary shares, such as an initial public offering, given prevailing market conditions.
Following the completion of our initial public offering, the fair value of our ordinary shares will be determined based on the closing price of our ADSs on the New York Stock Exchange.

Going concern
Going concern
The Board has reviewed the Group’s business plan and forecasts for a period at least 12 months from the signing of these financial statements. This review took into consideration facilities available to the Group and access to capital markets now that the Group is publicly listed. As a result of such review, the Board believes that the Group has adequate resources to continue operations for the foreseeable future, being at least 12 months from the signing of these financial statements, and accordingly continue to adopt the going concern basis in preparing the consolidated financial statements.

Basis of consolidation
Basis of consolidation
The consolidated financial statements incorporate the financial statements of the Group and entities controlled by the Group made up to 30 June each year.
(i)    Business combinations
Business acquisitions are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in the consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognised as goodwill.
The Group performs valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocates the purchase price to the tangible and intangible assets acquired and liabilities assumed based on management’s best estimate of fair value. The Group determines the appropriate useful life of intangible assets by performing an analysis of cash flows based on historical experience of the acquired businesses. Intangible assets are amortised over their estimated useful lives based on the pattern in which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortisation.
Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of contingent consideration are recognised in statement of comprehensive income.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses.
(ii)    Subsidiaries
Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
(iii)    Transactions eliminated on consolidation
All transactions and balances between Group Entities are eliminated on consolidation, including unrealised gains and losses on transactions between Group Entities. Where unrealised losses on intra-Group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a Group perspective.

Foreign Currency
Foreign Currency
(i)    Foreign currency balances and transactions
Foreign currency transactions are translated into the functional currency of the applicable Group Entity, using the exchange rates prevailing at the dates of the transactions (spot exchange rate). Foreign exchange gains and losses resulting from the settlement of such transactions and from the re-measurement of monetary items denominated in foreign currency at period-end exchange rates are recognised in statement of comprehensive income. Non-monetary items are not retranslated at period-end and are measured at historical cost (translated using the exchange rates at the transaction date), except for non-monetary items measured at fair value which are translated using the exchange rates at the date when fair value was determined.
(ii)    Foreign operations
In the consolidated financial statements, all assets, liabilities and transactions of Group Entities with a functional currency other than Sterling are translated into Sterling upon consolidation. The functional currency of the entities in the Group has remained unchanged during the reporting period.
On consolidation, assets and liabilities have been translated into Sterling at the closing rate at the reporting date. Goodwill and fair value adjustments arising on the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Sterling at the closing rate. Income and expenses have been translated into Sterling at the average rate over the reporting period. Exchange differences are charged/credited to other comprehensive income and recognised in the currency translation reserve in equity. On disposal of a foreign operation, the related cumulative translation differences recognised in equity are reclassified to statement of comprehensive income and are recognised as part of the gain or loss on disposal.

Financial instruments
Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
(i)    Financial Assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, and subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.
In order for a financial asset to be classified and measured at amortised cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.
Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:
• Financial assets at amortised cost (debt instruments)
• Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)
• Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)
• Financial assets at fair value through profit or loss
Financial assets at amortised cost
The Group measures financial assets at amortised cost if both of the following conditions are met:
• The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
• The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding
Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired. The Group’s cash and cash equivalents, trade and substantially all other receivables fall into this category of financial assets.
Financial assets at fair value through OCI (debt instruments)
The Group measures debt instruments at fair value through OCI if both of the following conditions are met:
• The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling; and
• The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding
For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the profit or loss and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss. The Group don’t hold any financial assets at fair value through OCI.
Financial assets designated at fair value through OCI (equity instruments)
Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.
Gains and losses on these financial assets are never recycled to profit or loss. The Group don’t hold any financial assets designated at fair value through OCI.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortised cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Financial assets at fair value through profit or loss are carried in the balance sheet at fair value with net changes in fair value recognised in the statement of comprehensive income. The Group does not currently hold any financial assets at fair value through profit or loss.
Derecognition
A financial asset is primarily derecognised when:
• The rights to receive cash flows from the asset have expired; or
• The Group has transferred its rights to receive cash flows from the asset and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
(ii)    Financial Liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
The Group’s financial liabilities include trade and other payables and loans and borrowings including bank overdrafts.
Subsequent measurement
The measurement of financial liabilities depends on their classification, as described below:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9.
Gains or losses on liabilities held for trading are recognised in the statement of profit or loss.
Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Group has not designated any financial liability as at fair value through profit or loss.
Loans and borrowings
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.
Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the statement of comprehensive income. This category applies to Group’s interest-bearing loans and borrowings.
iii) Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously.

Property, plant and equipment
Property, plant and equipment
(i)    Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of an item of property, plant and equipment comprises:
(a) its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates;
(b) any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management; and
(c) the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, the obligation for which an entity incurs either when the item is acquired or as a consequence of having used the item during a particular period for purposes other than to produce inventories during that period.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items.
Any gain or loss on disposal of an item of property, plant and equipment (calculated as the difference between net proceeds from disposal and the carrying amount of the item) is recognised in the statement of comprehensive income.
(ii)    Subsequent costs
Subsequent expenditure is capitalised only when it is probable that future economic benefits associated with the expenditure will flow to the Group. Ongoing repairs and maintenance are expensed as incurred.
(iii)    Depreciation
Items of property, plant and equipment are depreciated on a straight-line basis in profit or loss over the estimated useful lives of each component. Leased assets are depreciated over the shorter of the leased term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the leased term. Land is not depreciated.
Items of property, plant and equipment are depreciated from the date they are installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use.
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term
Motor vehicles	5 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Intangible assets and goodwill
Intangible assets and goodwill
(i)    Goodwill
Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net assets acquired in our business combinations. Goodwill is not amortised and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets generated by new acquisitions are separately assessed for impairment in the year in which the acquisition occurred and are assessed on a consolidated basis with all other acquired intangible assets beginning in the year following the acquisition.
Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of the Group’s use of the acquired assets or the strategy for the Group’s overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.
If the fair value of the reporting unit is less than book value, the carrying amount of the goodwill is compared to its recoverable amount. The estimate of recoverable amount may require valuations of certain internally generated and unrecognised intangible assets. If the carrying amount of goodwill exceeds the recoverable amount of that goodwill, an impairment loss is recognised in an amount equal to the excess. The Group tests for goodwill impairment on 30 June of each year.
(ii)    Other intangible assets
Other intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortisation and accumulated impairment losses.
Other intangible assets that are acquired by the Group in a business combination and have finite useful lives are measured at fair value at acquisition date less accumulated amortisation and accumulated impairment losses.
(iii)    Subsequent expenditure
Subsequent expenditure is only capitalised when it increases the future economic benefits embodied in the specific asset to which is relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognised in the statement of comprehensive income as incurred.
(iv)    Amortisation
Except for goodwill, intangible assets are amortised on a straight-line basis in the statement of comprehensive income over their estimated useful lives, from the date they are available for use.

Lease agreements
Lease agreements
(i)    Finance lease agreements
Where the Group enters into a lease that entails taking substantially all the risks and rewards of ownership of an asset, the lease is treated as a finance lease. The asset is recorded in the balance sheet as property, plant and equipment and is depreciated in accordance with the above depreciation policies. Future installments under such leases, net of finance charges, are included within borrowings. Rentals payable are apportioned between the finance element, which is charged to the statement of comprehensive income on a straight line basis, and the capital element which reduces the outstanding obligation for future installments.
(ii)    Operating lease agreements
Rental payments applicable to operating leases where substantially all of the benefits and risks of ownership remain with the lessor are charged to the statement of comprehensive income on a straight line basis over the period of the lease.
Lease incentives (such as rent-free periods or contributions by the lessor to the lessee's relocation costs) are considered an integral part of the consideration for the use of the leased asset. Incentives are treated as a reduction of lease income or lease expense. As they are an integral part of the net consideration agreed for the use of the leased asset, incentives are recognised by both the lessor and the lessee over the lease term, with each party using a single amortisation method applied to the net consideration.
(iii)    Lease payments
Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.
(iv)    Determining whether an arrangement contains a lease
At the inception of an arrangement, the Group determines whether such an arrangement is or contains a lease. This will be the case if the following two criteria are met:

•	The fulfillment of the arrangement is dependent on the use of a specific asset or assets; and

•	The arrangement contains the right to use the asset(s).

Impairment
Impairment
(i)    Non-financial assets
The carrying amounts of the Group’s non-financial assets, other than deferred tax assets, are reviewed at each reporting period to determine whether there is any indication of impairment. Goodwill and indefinite-lived intangible assets are tested at least annually for impairment.
For impairment assessment purposes, non-financial assets are grouped at the lowest levels for which there are largely independent cash inflows (cash generating units). As a result, some assets are tested individually for impairment and some are tested at cash-generating unit level. Goodwill is allocated to those cash-generating units that are expected to benefit from synergies of the related business combination and represent the lowest level within the Group at which management monitors goodwill.
Cash-generating units to which goodwill has been allocated (determined by the Group’s management as equivalent to its operating segments) are tested for impairment at least annually. All other individual assets or cash-generating units are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset or cash-generating unit’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs to sell and value-in use.
To determine the value-in-use, management estimates expected future cash flows from each cash generating unit and determines a suitable discount rate in order to calculate the present value of those cash flows. The data used for impairment testing procedures are directly linked to the Group’s latest approved budget, adjusted as necessary to exclude the effects of future reorganisations and asset enhancements. Discount factors are determined individually for each cash-generating unit and reflect management’s assessment of respective risk profiles, such as market and asset-specific risks factors. Impairment losses for cash-generating units reduce first the carrying amount of any goodwill allocated to that cash-generating unit. Any remaining impairment loss is charged pro rata to the other assets in the cash-generating unit. With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognised may no longer exist. An impairment charge is reversed if the cash-generating unit’s recoverable amount exceeds its carrying amount.
(ii)    Non-derivative financial assets
A financial asset not classified as at fair value to profit and loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset, and that loss event(s) had an impact on the estimated future cash flows of the asset that can be estimated reliably.
Objective evidence that financial assets are impaired includes default or delinquency by a debtor, restructuring of an amount due to the Group on terms that the Group would not consider otherwise, indications that a debtor or issuer will enter bankruptcy, adverse changes in the payment status of borrowers or issuers, economic conditions that correlate with defaults or the disappearance of an active market for a security. In addition, for an investment in an equity security, a significant or prolonged decline in its fair value below its cost is objective evidence of impairment.

Employee benefits
Employee benefits
(i)    Termination benefits
Termination benefits are recognised as an expense when the Group is demonstrably committed, without realistic probability of withdrawal, to a formal detailed plan to either terminate employment before retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits of voluntary redundancies are recognised as an expense if the Group has made an offer to voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If the benefits are payable more than 12 months after the reporting date, then they are discounted to their present value.
(ii)    Short-term employee benefits
Short-term employee benefit obligations are measured at an undiscounted basis and are expensed as the related service is provided. A liability is recognised for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
The Group operates a defined contribution pension scheme for employees. The assets of the scheme are held separately from those of the Group. The annual contributions payable are charged to the statement of comprehensive income.
(iii)    Employee benefit trust
All assets and liabilities of the Endava Limited Guernsey Employee Benefit Trust (“the EBT”) have been consolidated in the consolidated financial statements as the Group has de facto control over the EBT’s net assets. Any assets held by the EBT cease to be recognised on the Group balance sheet when the assets vest unconditionally in identified beneficiaries.
The costs of purchasing own shares held by the EBT are shown as a deduction against equity of the Group. The proceeds from the sale of own shares held by the EBT increases shareholders’ funds. Neither the purchase nor sale of own shares leads to a gain or loss being recognised in the Group’s statement of comprehensive income.
(iv)    Employee share schemes and share based payments
The Group issues equity settled share options to its employees. The payments are measured at fair value at date of grant. The fair value of the share options issued is expensed to the statement of comprehensive income account on a straight line basis over the vesting period, based on the Group's estimate of the number of options that will eventually vest, updated at each balance sheet date.

Revenue
Revenue
The Group generates revenue primarily from the provision of its services and recognise revenue in accordance with IFRS 15 – “Revenue from Contracts with Customers.” Revenue is measured at fair value of the consideration received, excluding discounts, rebates, taxes and duties. The Group’s services are generally performed under time-and-material based contracts (where materials consist of travel and out-of-pocket expenses), fixed-price contracts and managed service contracts.
Under time-and-materials based contracts, the Group charges for services based on daily or hourly rates and bills and collects monthly in arrears. Revenue from time-and-materials contracts is recognised as services are performed, with the corresponding cost of providing those services reflected as cost of sales when incurred.
Under fixed-price contracts, the Group bills and collects monthly throughout the period of performance. Revenue is recognised in the accounting periods in which the associated services are rendered. In instances where final acceptance of a deliverable is specified by the client and there is risk or uncertainty of acceptance, revenue is deferred until all acceptance criteria have been met. The cumulative impact of any revision in estimates is reflected in the financial reporting period in which the change in estimate becomes known.
Under managed service contracts, the Group typically bills and collects upon executing the applicable contract and typically recognises revenue over the service period on a straight-line basis. Certain of the Group’s managed service contracts contain service-level commitments regarding availability, responsiveness, security, incident response and/or fulfillment of service and change requests. To the extent the Group has material uncertainty regarding its ability to comply with a service-level commitment, recognition of revenue related to the applicable contract would be deferred until the uncertainty is resolved and revenue recognised would be restricted to the extent of any provision made for potential damages or service-level credits. Further, to the extent the Group believes that it is probable that an outflow of resources may be required to address non-compliance with a service-level commitment, a provision would be made to cover the expected cost.
With respect to all types of contracts, revenue is only recognised when the performance obligations are satisfied and the control of the services is transferred to the customer, either over time or at a point in time, at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. Consideration from contracts with customers is allocated to the performance obligations identified based on their standalone selling price. The Group also considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The Group has concluded that it is the principal in its revenue arrangements because it typically controls the services before transferring them to the customer. Anticipated profit margins on contracts is reviewed monthly by the Group and, should it be deemed probable that a contract will be unprofitable, any foreseeable loss would be immediately recognised in full and provision would be made to cover the lower of the cost of fulfilling the contact and the cost of exiting the contract.

Government grants
Government grants
Government grants are assistance by government in the form of transfers of resources to the Group in return for past or future compliance with certain conditions relating to the operating activities of the Group. They exclude those forms of government assistance that cannot reasonably have a value placed upon them and transactions with government that cannot be distinguished from the normal trading transactions of the entity. Government grants are accounted for using the income approach under which they are recognised in the statement of comprehensive income on a systematic basis over the periods in which the Group recognises as expenses the related costs for which the grants are intended to compensate.
Following IAS 20 presentation options, the Group presents the grant related to income as a deduction from the related expense.

Finance income and finance costs
Finance income and finance expense
Finance expense consists primarily of interest expense on borrowings and unwinding of the discount on acquisition holdbacks and contingent consideration. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognised in the statement of comprehensive income using the effective interest method. Finance income consists of interest income on funds invested. Interest income is recognised as it accrues in the statement of comprehensive income, using the effective interest method.
Finance income and finance costs also reflect the net effect of realised and unrealised foreign currency exchange gains and losses.

Income taxes
Income taxes
Tax expense recognised in the statement of comprehensive income comprises the sum of deferred tax and current tax not recognised in other comprehensive income or directly in equity.
Current income tax assets and/or liabilities comprise those obligations to, or claims from, fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.
Amounts receivable in respect of research and development tax credits are recognised in the financial statements in the year in which the related expenditure was incurred, provided there is sufficient evidence that these amounts are recoverable. These credits are recognised within cost of sales in the group statement of comprehensive income.
Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. However, deferred tax is not provided on the initial recognition of goodwill, or on the initial recognition of an asset or liability unless the related transaction is a business combination or affects tax or accounting profit. Deferred tax on temporary differences associated with investments in subsidiaries is not provided if reversal of these temporary differences can be controlled by the Group and it is probable that reversal will not occur in the foreseeable future.
Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realisation, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognised to the extent that it is probable that they will be able to be utilised against future taxable income, based on the Group’s forecast of future operating results which is adjusted for significant non-taxable income and expenses and specific limits to the use of any unused tax loss or credit. Deferred tax liabilities are always provided for in full.
Deferred tax assets and liabilities are offset only when the Group has a right and intention to set off current tax assets and liabilities from the same taxation authority.
Changes in deferred tax assets or liabilities are recognised as a component of tax income or expense in the statement of comprehensive income, except where they relate to items that are recognised in other comprehensive income or directly in equity, in which case the related deferred tax is also recognised in other comprehensive income or equity, respectively.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, together with other short-term, highly liquid investments that are readily convertible into known amounts of cash and that are subject to an insignificant risk of changes in value.

Equity, reserves and dividend payments
Equity, reserves and dividend payments
Share capital represents the nominal value of shares that have been issued.
Share premium includes any premiums received on issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.
Other components of equity include the following:

•	Translation reserve comprises foreign currency translation differences arising from the translation of financial statements of the group’s foreign entities into Sterling;

•	Capital redemption reserve is created to maintain the statutory capital maintenance requirements of the Companies Act 2006;

•	Merger relief reserve balance represents the fair value of the consideration given in excess of the nominal value of the ordinary shares issued in a business combination; and

•	Retained earnings include all current and prior period retained profits.
All transactions with equity shareholders of the Company are recorded separately within equity. Dividend distributions payable to equity shareholders of the Company are included in other liabilities when the dividends have been approved in a general meeting prior to the reporting date.
Investment in own shares represents shares held by the EBT.
The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is determined by dividing the profit or loss attributable to equity holders of the Company, adjusted by fair value movement of financial liabilities and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which include awards under share award schemes and share options granted to employees.